RECENT ACCOUNTING PRONOUNCMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Debt Issuance Cost	$ 3.2	$ 4.8